Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities	$ 405,362	$ 406,778
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	405,361	406,777
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	405,181	406,584
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	405,180	406,583
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	181	194
Debt securities, net of allowance	181	194
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	403,293	404,620
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	403,293	404,620
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	2,033	2,119
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,888	1,964
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	145	155
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	36	39
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 36	$ 39